Basis of Presentation and Summary of Significant Accounting Policies - Summary of Estimated Useful Life of Property Plant and Equipment (Details)	Dec. 31, 2023
Computer [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property Plant and Equipment	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life of Property Plant and Equipment	3 years